SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restatement of Consolidated Statements of Equity (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated deficit	$ (16,050,426)	$ (14,098,130)	$ (6,498,035)
Total stockholders deficit of the Company	$ (4,464,892)	(3,218,670)	(880,151)
Total stockholders equity to the Company		$ (3,218,670)	(880,151)	$ 309,208
As Previously Reported
Accumulated deficit			(6,557,152)
Total stockholders deficit of the Company			(939,268)
Non-controlling interest			(66,523)
Total stockholders equity to the Company			(1,005,791)
As Restated
Accumulated deficit			59,117
Total stockholders deficit of the Company			59,117
Non-controlling interest			66,523
Total stockholders equity to the Company			125,640
Error Correction
Accumulated deficit			(6,498,035)
Total stockholders deficit of the Company			$ (880,151)
Non-controlling interest
Total stockholders equity to the Company			$ (880,151)